Events after the reporting period - Additional Information (Details) - shares	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 13, 2020	Oct. 17, 2019	Oct. 04, 2019
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued (in shares)				1,084,043	1,991,627	1,600,000
Subsidiaries | Netherlands
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued (in shares)		2,000,000	5,038,200
Subsidiaries | Netherlands | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued (in shares)	1,198,000